Income Taxes - Unused Tax Credits (Detail) ¥ in Millions	Dec. 31, 2017 JPY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax credits	¥ 157
Less than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax credits	36
One to five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax credits	¥ 121